Derivatives and Fair Value of Financial Instruments - Fair Value (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 187,831	$ 257,868	$ 171,096	$ 207,410
Restricted cash	2,041	24,704	6,399
Accounts receivables, net	86,219	85,721
Investment in available for sale securities	7,660	559
Forward Freight Agreements, net	0	1,275
Long-term receivable from affiliate companies	5,144	57,701
Loan receivable from affiliate companies	2,660	35,000
Accounts payable	51,692	63,921
Senior 2017 Notes and 2022 Notes including premium and net of discount	1,293,156	1,034,141
Book Value
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	187,831	257,868
Restricted cash	2,041	24,704
Accounts receivables, net	86,219	85,721
Investment in available for sale securities	7,660	559
Forward Freight Agreements, net	0	1,275
Long-term receivable from affiliate companies	5,144	57,701
Loan receivable from affiliate companies	2,660	35,000
Accounts payable	(51,692)	(63,921)
Capital lease obligations, including current portion	(23,759)	(25,112)
Senior 2017 Notes and 2022 Notes including premium and net of discount	(1,293,156)	(1,034,141)
Long-term debt, including current portion	(218,093)	(324,071)
Fair Value
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	187,831	257,868
Restricted cash	2,041	24,704
Accounts receivables, net	86,219	85,721
Investment in available for sale securities	7,660	559
Forward Freight Agreements, net	0	1,275
Long-term receivable from affiliate companies	5,144	57,701
Loan receivable from affiliate companies	2,660	35,000
Accounts payable	(51,692)	(63,921)
Capital lease obligations, including current portion	(23,759)	(25,112)
Senior 2017 Notes and 2022 Notes including premium and net of discount	(1,326,897)	(973,940)
Long-term debt, including current portion	$ (218,093)	$ (324,071)